Net Income (Loss) per Share (Details) - Schedule of potential weighted average shares - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of potential weighted average shares [Abstract]
Contingent earn-out shares	5,984
Common stock public and private warrants	6,863